Finance Receivables and Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases Disclosure [Line Items]
Proceeds from sale of lease finance receivables	¥ 21,909
Financing receivables	328,065	¥ 339,558
Uncollectible Receivables [Member]
Leases Disclosure [Line Items]
Financing receivables	¥ 22,956
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	7 years
Equipment Leased to Customer
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 120,457	103,078
Accumulated depreciation on property, plant and equipment lease	¥ 82,698	¥ 78,307